Schedule of average exercise price, number of CDI options and contractual life (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	7,131,312	3,917,744	3,917,744
Weighted average exercise price	$ 1.98	$ 1.06
Weighted average contractual life ( years)	3 years 3 months 7 days	7 months 28 days
Range 1 [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	4,866,648	1,366,292	1,366,292
Weighted average exercise price	$ 1.03	$ 2.04
Weighted average contractual life ( years)	2 years 9 months 7 days	1 year 8 months 4 days
Range 1 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 0.78	$ 1.68
Range 1 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices | (per share)	$ 1.79		$ 1.88
Ranges of exercise prices for outstanding warrants one [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares		1,481,480	1,481,480
Weighted average exercise price		$ 0.79
Weighted average contractual life ( years)		9 months 25 days
Ranges of exercise prices for outstanding warrants one [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices		$ 0.68
Ranges of exercise prices for outstanding warrants one [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices		$ 0.90
Ranges of exercise prices for outstanding warrants two [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares		1,984,931	1,984,931
Weighted average exercise price		$ 1.11
Weighted average contractual life ( years)		2 months 15 days
Ranges of exercise prices for outstanding warrants two [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices		$ 1.11
Ranges of exercise prices for outstanding warrants two [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices		$ 1.13
Ranges of exercise prices for outstanding warrants three [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares		451,333	451,333
Weighted average exercise price		$ 1.71
Weighted average contractual life ( years)		2 years 29 days
Ranges of exercise prices for outstanding warrants three [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices		$ 1.71
Ranges of exercise prices for outstanding warrants three [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices		$ 1.85